Intangible Assets and Goodwill	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS AND GOODWILL

NOTE 6 – INTANGIBLE ASSETS AND GOODWILL

Intangible assets as of March 31, 2022 and December 31, 2021 were as follows:

	March 31,	December 31,
	2022	2021

NCFM: Medical database	$1,101,538	$1,101,538
NCFM: Website	41,000	41,000
CHM: ACO physician contracts	1,073,000	1,073,000
MOD: Website	3,538,000	3,538,000

Total intangible assets	5,753,538	5,753,538
Less: accumulated amortization	(1,052,338)	(873,417)

Intangible assets, net	$4,701,200	$4,880,121

Goodwill and intangible assets arose from the acquisitions of NCFM in April 2019, CHM in May 2020, and MOD in October 2020. The NCFM medical database is assumed to have an indefinite life and is not amortized and the website is being amortized on a straight-line basis over its estimated useful life of five years. The CHM ACO physician contracts are assumed to have an indefinite life and are not amortized. The MOD website is being amortized on a straight-line basis over its estimated useful life of five years.

Goodwill represents the excess of consideration transferred over the fair value of the net identifiable assets acquired related to the acquisition of CHM and MOD and amounts to $1,148,105 as of March 31, 2022 and December 31, 2021.

Amortization expense in the three months ended March 31, 2022 and 2021 was $178,921 and $184,762, respectively. No impairment charges were recognized related to goodwill and intangible assets in the three months ended March 31, 2022 and 2021.

NOTE 8 – INTANGIBLE ASSETS AND GOODWILL

Intangible assets as of December 31, 2021 and 2020 were as follows:

	December 31,
	2021	2020

NCFM: Medical database	$1,101,538	$1,101,538
NCFM: Website	41,000	41,000
CHM: ACO physician contracts	1,073,000	1,073,000
MOD: Website	3,538,000	3,538,000

Total intangible assets	5,753,538	5,753,538
Less: accumulated amortization	(873,417)	(151,776)

Intangible assets, net	$4,880,121	$5,601,762

Goodwill and intangible assets arose from the acquisitions of NCFM in April 2019, CHM in May 2020, and MOD in October 2020. The NCFM medical database is assumed to have an indefinite life and is not amortized and the website is being amortized on a straight-line basis over its estimated useful life of five years. The CHM ACO physician contracts are assumed to have an indefinite life and are not amortized. The MOD website is being amortized on a straight-line basis over its estimated useful life of five years.

Goodwill represents the excess of consideration transferred over the fair value of the net identifiable assets acquired related to the acquisition of CHM and MOD and amounts to $1, 481,105 as of December 31, 2021 and 2020.

Amortization expense in the years ended December 31, 2021 and 2020 was $721,641 and $145,868, respectively. No impairment charges were recognized related to goodwill and intangible assets in the years ended December 31, 2021 or 2020.